Mortgage Servicing Rights, Net (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Gross carrying amount of mortgage servicing rights and the associated accumulated amortization
Gross Carrying Amount	$ 2,412	$ 3,417
Accumulated Amortization	(680)	(1,932)
Unamortized Intangible Assets	1,732	1,485
Mortgage servicing rights [Member]
Gross carrying amount of mortgage servicing rights and the associated accumulated amortization
Gross Carrying Amount	2,412	3,417
Accumulated Amortization	(680)	(1,932)
Unamortized Intangible Assets	$ 1,732	$ 1,485